STOCK-BASED COMPENSATION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Stock Option Activity, Number
Outstanding, Beginning Balance	150,000
Granted
Exercised
Forfeited/Expired
Outstanding, Ending Balance	150,000	150,000
Stock Option Activity, Weighted Average Exercise Price
Outstanding, Beginning Balance	$ 1.05
Granted
Exercised
Forfeited/Expired
Outstanding, Ending Balance	$ 1.05	$ 1.05
Stock Option Activity, Additional Disclosures
Weighted Average Remaining Contractual Term	1 year 3 months 29 days	2 years 3 months 29 days
Intrinsic Value, Beginning Balance
Intrinsic Value, Ending Balance